Leases Payable and Related Obligations - Schedule of Leases Payable and Related Obligations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Leases Payable and Related Obligations [Line Items]
Balance at beginning	R$ 362,060	R$ 317,333
New contracts	28,109	115,035
Business combination (Note 2.3)	44,565
Remeasurement	35,800	14,833
Payment	(78,762)	(47,818)
Write-offs	(1,980)	(152)
Interest	47,532	(2,954)
Update	(11,444)	(35,600)
Exchange variation	(96)	1,383
Balance at ending	425,784	362,060
Operating Leases [Member]
Schedule of Leases Payable and Related Obligations [Line Items]
Balance at beginning	286,605	208,767
New contracts	28,109	115,035
Business combination (Note 2.3)	44,565
Remeasurement	35,800	14,833
Payment	(78,762)	(47,818)
Write-offs	(1,980)	(152)
Interest	49,742	30,157
Update	(11,444)	(35,600)
Exchange variation	(96)	1,383
Balance at ending	352,539	286,605
Sugarcane field restoration [Member]
Schedule of Leases Payable and Related Obligations [Line Items]
Balance at beginning	75,455	108,566
New contracts
Business combination (Note 2.3)
Remeasurement
Payment
Write-offs
Interest	(2,210)	(33,111)
Update
Exchange variation
Balance at ending	R$ 73,245	R$ 75,455